RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
RELATED PARTY TRANSACTIONS

NOTE 14: RELATED PARTY TRANSACTIONS

On September 1, 2022, the Company assigned 10% working interests in a well to two related parties that are controlled by officers of the Company (Sky3D and Atikin) pursuant to the vesting of various performance conditions in the employment contracts of Randy May and Jay Puchir. In addition, two entities related to directors are working interest owners in wells the Company operates. As of December 31, 2022 and March 31, 2022, the Company is owed $620,603 and $56,269, respectively from these entities for their portion of the production expenses over the revenues received. These amounts are monitored closely and fluctuate each month. In January 2023, the Company received a progress payment of $239,425.

The May Family Foundation controls 15.77% of the outstanding common stock of the Company as of December 31, 2022. Additionally, Atikin, an entity which is controlled by Jay Puchir, our Chief Executive Officer, controls 6.9% of the outstanding common stock. Alisa Horgan, the daughter of Randy May, our new Executive Chairman, became a director and officer of the Company following the Holdings acquisition. Her husband Richard Horgan was the Company’s former Chief Executive Officer and director. Mr. May is the Chief Executive Officer of Ecoark. Each of Messrs. May, Horgan and Puchir disclaim beneficial ownership of the securities held by The May Family Foundation except to the extent of any pecuniary interest therein.

All amounts due to Ecoark were exchanged for the 1,200 shares of Series A and classified as a capital transaction with the adjustment to additional paid in capital as they were from a related party. The historical cost basis as of the date of the merger with White River Holdings was $12,144,795. This basis included amounts reclassified to additional paid in capital of $28,953,510 which were deemed to be permanently contributed by Ecoark Holdings, Inc., effective with the issuance of the 1,200 Series A. The Series A shares are reflected in the Company’s historical financial statements in place of the equity instruments held by Ecoark Holdings, Inc. on a historical cost basis. There was no impact on the condensed consolidated statements of operations.

White River Holdings Corp [Member]
RELATED PARTY TRANSACTIONS

NOTE 14: RELATED PARTY TRANSACTIONS

In the years ended March 31, 2022 and 2021, Ecoark contributed $3,366,022 and $13,265,294 to the Company to be used in operations for working capital purposes which the Company considers are similar to trade payables rather than third party financing. Accordingly, the inflows have been accounted for as operating activities in the accompanying statements of cash flows in accordance with ASC 230, Statements of Cash Flows.

WHITE RIVER HOLDINGS CORP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
MARCH 31, 2022 AND 2021